Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value - Summary Of Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 325,649	₩ 422,374	₩ 58,692
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Total	75,199	27,902	108,016
Securities
Gains losses on financial instruments held for trading [Line Items]
Total	52,631	20,045	106,088
Securities | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	249,803	142,551	186,394
Securities | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(197,172)	(122,506)	(80,306)
Loans
Gains losses on financial instruments held for trading [Line Items]
Total	17,904	7,212	1,535
Loans | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	24,674	15,299	1,556
Loans | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(6,770)	(8,087)	(21)
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total	4,664	645	393
Other financial assets | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	17,034	10,902	3,963
Other financial assets | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(12,370)	(10,257)	(3,570)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Total	250,450	394,472	(49,324)
Interest rate derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	273,252	(271,239)	(108,579)
Interest rate derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	2,020,004	1,727,585	1,507,254
Interest rate derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,746,752)	(1,998,824)	(1,615,833)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(29,462)	656,001	17,066
Currency derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	9,685,798	12,562,354	6,872,513
Currency derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(9,715,260)	(11,906,353)	(6,855,447)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	10,377	10,125	42,860
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	1,754,671	1,835,497	839,196
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,744,294)	(1,825,372)	(796,336)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(3,717)	(415)	(671)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	64	0	695
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(3,781)	(415)	(1,366)
Derivatives Held For Trading [Member]
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 325,649	₩ 422,374	₩ 58,692